Employment, Post-Employment Benefits and Share Compensation Plans - Actuarial interest rate (Details) - France - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employment, Post-Employment Benefits and Share Compensation Plans
Increase in assumption	0.50%	0.50%
Decrease in assumption	(0.50%)	(0.50%)
Weighted average duration of the pension plan	9 years 6 months	9 years 8 months 12 days
Average duration of the long service awards	10 years 10 months 24 days	11 years 2 months 12 days
Expected service costs for next year	€ 1,055
Discount rate
Employment, Post-Employment Benefits and Share Compensation Plans
Change of relating pension provision due to increase in assumption	(531)	€ (559)
Change of relating pension provision due to decrease in assumption	572	605
Salary increase
Employment, Post-Employment Benefits and Share Compensation Plans
Change of relating pension provision due to increase in assumption	576	546
Change of relating pension provision due to decrease in assumption	€ (539)	€ (510)